787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 377 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Equity Trust, a Maryland statutory trust (the “Trust”), Post-Effective Amendment No. 377 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with respect to ClearBridge Large Cap Growth Fund (the “Fund”).

The Amendment is being filed to include disclosure about the offering of Class T shares (which will be converted from Class FI shares) and about Class A sales charge variations offered by specific financial intermediaries (defined as “Service Agents” in the Prospectus and Statement of Additional Information (“SAI”)). It is intended that the Amendment serve as the Template filing for future post-effective amendments to be filed by other Legg Mason funds to add disclosure about Class T shares and Class A sales charge variations and to register Class T shares as contemplated by IM Guidance Update No. 2016-06 (Dec. 2016).

The disclosures in the sections of the Prospectus captioned “Fees and expenses of the fund,” “Purchase and sale of fund shares,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors – eligible investors,” and “Exchanging shares” have been revised to include the disclosure about Class T shares and Class A sales charge variations. In addition, an “Appendix: Waivers and Discounts Available from Certain Service Agents” has been added to include disclosure about Class A sales charge variations offered by specific Service Agents. The disclosure in the sections of the SAI captioned “Purchase of Shares” and “Exchange Privilege” have been revised to reflect the disclosure about Class T shares and Class A sales charge variations. The disclosures in the rest of the Prospectus and SAI have not been materially revised from the Fund’s current Prospectus and SAI. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on March 21, 2017 pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Susan Lively, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Juliet Mun, Willkie Farr & Gallagher LLP